Employee benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee benefits [Abstract]
Bonus plan expenses

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Bonus expenses	16,474	15,557	12,489

Bonus expenses under performance-related bonus plan

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Bonus expenses	14,588	13,131	9,694

Assumption of the Black-Scholes option valuation of the fair value of the company's stock options

Year ended December 31	2012	2011	2010

Weighted average share price (in EUR)	40.3	28.0	24.1
Volatility (in percentage)	25.6	37.8	36.4
Expected life (in years)	5.0	4.8	4.6
Risk free interest rate	2.1	2.9	2.5
Expected dividend yield (in EUR)	1.45	1.25	1.06
Forfeiture rate[1]	-	-	-

1	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.

Stock options

	EUR-denominated			USD-denominated
Year ended December 31	2012	2011	2010	2012	2011	2010

Weighted average fair value of stock options granted	8.97	8.28	8.22	11.87	10.42	11.10
Weighted average share price at the exercise date of stock options	40.45	29.39	25.77	50.88	41.94	33.79
Aggregate intrinsic value of stock options exercised (in thousands)	71,331	30,204	22,720	12,684	11,323	13,669
Aggregate remaining contractual term of currently exercisable options (years)	3.59	2.08	2.86	3.17	1.80	2.59
Aggregate intrinsic value of exercisable stock options (in thousands)	34,438	39,384	54,109	21,882	20,492	25,780
Aggregate intrinsic value of outstanding stock options (in thousands)	35,671	45,141	65,240	22,433	20,791	28,024

Stock option transactions

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2012	5,133,659	24.48	1,792,305	34.01
Granted	32,240	39.52	11,041	51.79
Exercised	(2,928,641)	16.07	(362,071)	15.87
Forfeited	(5,530)	18.22	(350)	33.75
Expired	(1,103,566)	55.45	(946,089)	48.98

Outstanding, December 31, 2012	1,128,162	16.38	494,836	19.06
Exercisable, December 31, 2012	1,060,262	15.52	472,586	18.09

Outstanding stock options

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2012	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2012	Weighted average remaining contractual life of outstanding options (years)

0 - 10	-	-	0 - 10	55,260	2.75
10 - 15	602,473	3.00	10 - 15	230,215	1.64
15 - 20	292,093	3.91	15 - 20	5,424	5.80
20 - 25	176,120	5.18	20 - 25	101,697	4.49
25 - 40	30,422	8.77	25 - 40	90,116	6.16
40 - 50	27,054	9.79	40 - 50	2,077	8.66
50 - 60	-	-	50 - 60	10,047	9.70

Total	1,128,162	3.89	Total	494,836	3.41

Summary of share plans

	EUR-denominated			USD-denominated
Year ended December 31	2012	2011	2010	2012	2011	2010

Total fair value at vesting date of shares vested during the year (in thousands)	16,179	9,155	6,165	5,392	1,956	8,856
Weighted average fair value of shares granted	36.15	28.09	23.51	47.71	39.00	31.66

Employee share issuances

	EUR- denominated Number of shares	Weighted average fair value at grant date (EUR)	USD- denominated Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2012	1,479,297	24.19	264,891	32.35
Granted	678,505	36.15	110,465	47.71
Vested/Issued	(421,902)	20.88	(106,500)	31.05
Forfeited	(42,290)	19.91	(19,762)	37.55

Conditional shares outstanding at December 31, 2012	1,693,610	29.92	249,094	40.71

Pension Costs

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Pension plan based on multi-employer union plan	34,525	31,819	29,643
Pension plans based on defined contribution	15,773	14,128	10,950

Pension and retirement expenses	50,298	45,947	40,593